As filed with the Securities and Exchange Commission on November 14, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  September 30, 2008

Item 1. Schedules of Investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.80%	Value
	Aerospace & Defense - 4.02%
1,065	Alliant Techsystems, Inc. (a)	$100,046
1,630	United Technologies Corp.	97,898
		197,944
	Air Freight & Logistics - 1.94%
1,210	FedEx Corp.	95,638
	Beverages - 2.47%
1,705	PepsiCo, Inc.	121,515
	Biotechnology - 2.10%
1,740	Amgen, Inc. (a)	103,130
	Capital Markets - 1.79%
1,550	State Street Corp.	88,164
	Chemicals - 3.59%
2,130	E.I. du pont de Nemours & Co.	85,839
1,265	Praxair, Inc.	90,751
		176,590
	Commercial Banks - 4.03%
3,895	TCF Financial Corp.	70,110
3,415	Wells Fargo & Co.	128,165
		198,275
	Commercial Services & Supplies - 1.88%
3,780	Herman Miller, Inc.	92,497
	Communications Equipment - 3.67%
4,815	Cisco Systems, Inc. (a)	108,626
3,425	Juniper Networks, Inc. (a)	72,165
		180,791
	Computers & Peripherals - 3.63%
475	Apple, Inc. (a)	53,989
1,065	International Business Machines Corp.	124,562
		178,551
	Diversified Financial Services - 4.72%
2,730	JPMorgan Chase & Co.	127,491
2,410	Principal Financial Group, Inc.	104,811
		232,302
	Diversified Telecommunication Services - 1.71%
2,615	Verizon Communications, Inc.	83,915
	Energy Equipment & Services - 4.15%
1,775	Baker Hughes, Inc.	107,459
880	Transocean, Inc. (a)(b)	96,659
		204,118
	Food & Staples Retailing - 1.99%
1,505	Costco Wholesale Corp.	97,720
	Food Products - 3.05%
2,955	Archer-Daniels-Midland Co.	64,744
7,145	Tyson Foods, Inc. - Class A	85,311
		150,055
	Health Care Equipment & Supplies - 2.06%
1,260	Becton, Dickinson & Co.	101,128
	Health Care Providers & Services - 4.73%
3,155	Healthways, Inc. (a)	50,890
2,035	Medco Health Solutions, Inc. (a)	91,575
2,185	Pharmaceutical Product Development, Inc.	90,350
		232,815
	Health Care Technology - 1.40%
3,645	IMS Health, Inc.	68,927
	Hotels, Restaurants & Leisure - 1.23%
2,910	Royal Caribbean Cruises Ltd. (b)	60,382
	Industrial Conglomerates - 3.72%
1,445	3M Co.	98,708
3,315	General Electric Co.	84,532
		183,240
	Insurance - 2.65%
2,505	StanCorp Financial Group, Inc.	130,260
	Internet & Catalog Retail - 1.81%
2,080	Blue Nile, Inc. (a)	89,170
	Internet Software & Services - 3.29%
6,250	Ariba, Inc. (a)	88,312
184	Google, Inc. - Class A (a)	73,696
		162,008
	IT Services - 2.16%
2,245	Fiserv, Inc. (a)	106,233
	Media - 1.55%
2,410	The McGraw-Hill Companies, Inc.	76,180
	Multiline Retail - 1.72%
2,940	Nordstrom, Inc.	84,731
	Multi-Utilities & Unregulated Power - 1.90%
1,855	Sempra Energy	93,622
	Oil & Gas - 6.57%
1,695	Exxon Mobil Corp.	131,634
4,250	Frontier Oil Corp.	78,285
2,845	Marathon Oil Corp.	113,430
		323,349
	Oil, Gas & Consumable Fuels - 2.07%
1,115	Devon Energy Corp.	101,688
	Personal Products - 2.24%
2,205	The Estee Lauder Cos., Inc. - Class A	110,051
	Pharmaceuticals - 3.46%
1,155	Genzyme Corp. (a)	93,428
2,085	Wyeth	77,020
		170,448
	Real Estate - 2.24%
8,195	Annaly Capital Management, Inc.	110,223
	Semiconductor & Semiconductor Equipment - 1.84%
5,975	Applied Materials, Inc.	90,402
	Software - 2.18%
3,390	Intuit, Inc. (a)	107,158
	Specialty Retail - 1.76%
2,315	Best Buy Co., Inc.	86,812
	Wireless Telecommunication Services - 1.48%
1,915	NII Holdings, Inc. (a)	72,617

	TOTAL COMMON STOCKS (Cost $5,248,588)	4,762,649

Shares	SHORT-TERM INVESTMENTS - 2.68%	Value
131,881	Fidelity Institutional Government Portfolio	131,881
	TOTAL SHORT-TERM INVESTMENTS (Cost $131,881)	131,881

	TOTAL INVESTMENTS IN SECURITIES (Cost $5,380,469) - 99.48%	4,894,530
	Other Assets in Excess of Liabilities - 0.52%	25,753
	NET ASSETS - 100.00%	$4,920,283

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$5,380,469

Gross unrealized appreciation	$75,666
Gross unrealized depreciation	(561,605)
Net unrealized depreciation	$(485,939)

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$4,894,530	$4,894,530	$ —	$ —
Total	$4,894,530	$4,894,530	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/ Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/11/2008

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/10/2008

* Print the name and title of each signing officer under his or her signature.